Property, plant and equipment - Summary of Property, Plant and Equipment (Parenthetical) (Details) - Accumulated Depreciation, Amortization and Impairment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 37,305	$ 152,358
Discontinue Construction of New Production Facilities in Peterborough UK and Dallas Fort Worth Texas
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ 152,200
Production Facility in Singapore
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	19,100
Discontinue the construction of the group's second production facility in China (Asia III)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 17,600